Income Taxes - Summary of Reconciliation of Changes in Deferred Tax Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	$ (488,804)	$ (606,632)	$ (655,479)
Ending Balance	(335,174)	(488,804)	(606,632)
Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	6,810,168	6,230,886	5,966,363
Effects in profit and loss	498,285	623,395	479,979
Other comprehensive income	29,360	(44,113)	(215,456)
Ending Balance	7,337,813	6,810,168	6,230,886
Derivative financial instruments [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(87,067)	(5,160)	225,548
Effects in profit and loss	6,876	(38,636)	(16,094)
Other comprehensive income	29,959	(43,271)	(214,614)
Ending Balance	(50,232)	(87,067)	(5,160)
Expected credit loss [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	40,449	30,238	29,478
Effects in profit and loss	(3,386)	10,211	760
Ending Balance	37,063	40,449	30,238
Machinery, equipment and improvements on leased assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(3,161)	(27,644)	(75,262)
Ending Balance	25,309	(3,161)	(27,644)
Machinery, equipment and improvements on leased assets [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	122,854	75,671	56,298
Effects in profit and loss	16,324	47,183	19,373
Ending Balance	139,178	122,854	75,671
Improvements to concession assets [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	(1,461)	(1,702)	(1,731)
Ending Balance	(1,089)	(1,461)	(1,702)
Improvements to concession assets [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	1,037,511	834,813	657,472
Effects in profit and loss	255,957	202,698	177,341
Ending Balance	1,293,468	1,037,511	834,813
Airport concessions and rights to use airport facilities [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	5,432,747	5,046,004	4,691,382
Effects in profit and loss	155,858	386,743	354,622
Ending Balance	5,588,605	5,432,747	5,046,004
Other acquired rights [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	176,967	161,316	146,980
Effects in profit and loss	6,133	15,651	14,336
Ending Balance	183,100	176,967	161,316
Other temporary differences [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	492	459	315
Effects in profit and loss	130	33	144
Ending Balance	622	492	459
Unused tax losses [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	0	6,104	95,886
Effects in profit and loss	28,028	(6,104)	(89,782)
Ending Balance	28,028	0	6,104
Employee benefits [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	66,073	56,313	41,447
Effects in profit and loss	16,088	10,602	15,708
Other comprehensive income	(599)	(842)	(842)
Ending Balance	81,562	66,073	56,313
Accruals [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	44,575	42,485	12,796
Ending Balance	30,468	44,575	42,485
Accruals [Member] | Deferred Tax Asset [Member]
Reconciliation Of Changes In Deferred Tax Assets [Line Items]
Beginning Balance	20,142	25,128	21,557
Effects in profit and loss	16,277	(4,986)	3,571
Ending Balance	$ 36,419	$ 20,142	$ 25,128